Commitments and Contingencies	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 9 — COMMITMENTS AND CONTINGENCIES

Legal

The Company is not involved in any legal matters arising in the normal course of business. While incapable of estimation, in the opinion of the management, the individual regulatory and legal matters in which it might involve in the future are not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

Advisory Fees

In the nine months ended February 28, 2026, the Company entered into a financial advisory agreement with H.C. Wainwright & Co., LLC (“Wainwright”), with Wainwright to act as exclusive financial advisor to the company in connection with the merger with Aptorum. As compensation for its services, upon the consummation of the Merger, Wainwright will receive common stock purchase warrants to purchase up to a number of shares of common stock of the combined company equal to $500,000 divided by the closing price of the combined company’s common stock on the date of consummation of the Merger, which warrants shall have an exercise price of $0.01 per share and a term of exercise of five years. In the event that the company (or the combined company) consummates one or more financing transactions, with gross proceeds of at least $4,000,000 following the execution of the Merger Agreement through and including the consummation of the Merger and within 90 days thereafter, Wainwright shall receive a cash fee of $250,000, which cash fee shall be paid in lieu of a number of warrants equal to $250,000. The Executive Director and co-founder of the company, is currently a managing director of Wainwright.

NOTE 10 — COMMITMENTS AND CONTINGENCIES

Legal

The Company is not involved in any legal matters arising in the normal course of business. While incapable of estimation, in the opinion of the management, the individual regulatory and legal matters in which it might involve in the future are not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.